Goodwill - Narrative (Details) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Aug. 19, 2024	Jan. 09, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase of subsidiary undertakings (net of cash acquired)			$ 85,629	$ 5,100
Goodwill			9,085,447		$ 9,022,075	$ 8,971,670
Goodwill, impairment loss			0		$ 0
HumanFirst Inc
Acquired Finite-Lived Intangible Assets [Line Items]
Business combination, consideration transferred		$ 13,300
Payments to acquire businesses, net of cash acquired		7,800
Purchase of subsidiary undertakings (net of cash acquired)		11,800
Cash acquired from acquisition		4,000
Deferred consideration			1,500
Goodwill		2,700
Intangible assets acquired		$ 9,900
KCR S.A Group
Acquired Finite-Lived Intangible Assets [Line Items]
Business combination, consideration transferred	$ 95,100
Payments to acquire businesses, net of cash acquired	77,800
Purchase of subsidiary undertakings (net of cash acquired)	89,700
Cash acquired from acquisition	11,900
Deferred consideration			$ 1,100
Goodwill	50,300
Intangible assets acquired	30,800
Fair value of contingent consideration	$ 4,300